Tax - Tax reconciliation, narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary Of Income Taxes [Line Items]
Applicable tax rate	25.00%	23.50%	19.00%
Average effective tax rate	22.60%	19.10%	4.70%
Tax rate effect of gain (loss) on unrecognised deferred tax	70.00%
Tax rate effect of gain (loss) on pillar two global minimum tax charge	70.00%
Tax rate effect of impairment of interest in associates	0.00%	(2.30%)	0.00%
Movement in provisions for uncertain tax positions	(0.10%)	1.60%	(0.20%)
Gain on acquisitions	0.00%	1.50%	0.00%
– Pillar 2 and qualifying domestic top-up taxes	$ 221	$ 0	$ 0
Exposures to legacy tax cases	$ 38
HSBC Bank (Singapore) Limited
Summary Of Income Taxes [Line Items]
Tax rate effect of disposal of interest in subsidiary	3.60%
Housing (USA) LLP
Summary Of Income Taxes [Line Items]
Tax rate effect of disposal of interest in subsidiary	(4.80%)
Pro Forma
Summary Of Income Taxes [Line Items]
Average effective tax rate	21.40%	22.60%
Hong Kong
Summary Of Income Taxes [Line Items]
Applicable tax rate	16.50%	16.50%	16.50%
United States
Summary Of Income Taxes [Line Items]
Applicable tax rate	21.00%
UK
Summary Of Income Taxes [Line Items]
Applicable tax rate	25.00%
Hong Kong And Mainland China | Maximum
Summary Of Income Taxes [Line Items]
Average effective tax rate	15.00%